Name and Relationships with Related Parties (Detail)	12 Months Ended
Dec. 31, 2013
Hanwha Q.Cells GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
Hanwha Corporation
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Chemical
Q.Cells Japan
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Q.Cells Korea
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Q.Cells Canada
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Q.Cells Korea
Hanwha L&C Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Alabama LLC
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha International LLC.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Solar America LLC
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha TechM Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Life Insurance Co., Ltd., whose significant shareholder is Hanwha Corporation
Komodo Enterprise Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Q.Cells Korea
Hanwha S&C Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C
Semiconductor Manufacturing International (Shanghai) Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Semiconductor Manufacturing International Corporation where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer